Shareholders' Equity (Details) - Schedule of Equity Securities in ADS Terms - $ / shares		Jun. 30, 2024	Jan. 24, 2024
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding		4,453,393	2,871,429
Expiration date		5 years	5 years
Pre-funded warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding	[1]	58,000
Exercise price	[1]	$ 0.01
Expiration date	[1]
Shares in abeyance [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding		1,365,214
Exercise price
Expiration date
Ordinary warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Warrants outstanding		3,030,179
Minimum [Member] | Ordinary warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Exercise price		$ 4.85
Expiration date		3 years
Maximum [Member] | Ordinary warrants [Member]
Schedule of Equity Securities in ADS Terms [Line Items]
Exercise price		$ 12.5
Expiration date		4 years 6 months

[1]	During the six months ended June 30, 2024, 173,900 ADS pre-funded warrants were exercised.